Vessel in Operation, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Vessel	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Payment for property plant and equipment	$ 648	$ 1,940	$ 1,733
Property, plant and equipment, net	1,299	$ 1,611
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, cost	1,337,000
Property, plant and equipment, net	1,084,000
Semi Refrigerated [Member] | Midsize Carrier [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel		2
Payment for property plant and equipment		$ 156,800
Semi Refrigerated [Member] | Handysize Carrier [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired | Vessel		2
Payment for property plant and equipment		$ 152,500
Fully Refrigerated [Member] | Liquefied Gas Carriers [Member]
Property, Plant and Equipment [Line Items]
Refrigerated gas carrier, acquired		1
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,509,000